Borrowings - Schedule of Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Total borrowings	$ 1,087,129	$ 1,187,138
Less: Deferred finance costs, net	(10,826)	(14,638)
Add: bond premium	284	617
Less: current portion of credit facilities, net of deferred finance costs	(666,027)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,745)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	371,815	1,000,164
Sale and Leaseback Agreements $71,500 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	55,115	62,563
Sale and Leaseback Agreements $103,155 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	88,654	97,723
Sale and Leaseback Agreements $15,000 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	12,344	14,219
Sale and Leaseback Agreements $47,220 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	40,408	45,858
Sale and Leaseback Agreements $90,811 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	79,504	90,811
Sale and Leaseback Agreements $72,053 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	68,470	0
Line of Credit [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	742,634	875,964
Eurobank Ergasias S.A. $52,000 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	0	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	36,328	39,453
Ship Mortgage Notes $670,000 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	602,600	658,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	16,099	39,173
BNP Paribas $44,000 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	24,000	28,000
HSH $24,000 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	15,991	18,280
HCOB $31,800 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	28,416	31,800
Deutsche Bank AG Filiale Deutschlandgeschaft [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	0	32,500
Eurobank Ergasias S.A. $20,800 [Member]
Summary of Investment Holdings [Line Items]
Total borrowings	$ 19,200	$ 0